Property, Equipment and Capitalized Software - Depreciation and Amortization (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Equipment and Capitalized Software
Amortization expense for capitalized software	$ 5.2	$ 5.0
Virtu Financial, LLC and subsidiaries
Property, Equipment and Capitalized Software
Amortization expense for capitalized software			$ 10.4	$ 11.0	$ 9.4
Virtu Financial, LLC and subsidiaries | Depreciation and Amortization
Property, Equipment and Capitalized Software
Depreciation expense			20.0	12.9	8.6
Amortization expense for capitalized software			$ 10.4	$ 11.0	$ 9.4